Ivy VIP Small Cap Growth
Ivy Variable Insurance Portfolios

Supplement dated August 6, 2018 to the
Ivy Variable Insurance Portfolios Prospectus
dated April 30, 2018
as supplemented May 8, 2018 and June 29, 2018

In connection with an upcoming reorganization of the Ivy VIP Micro Cap Growth into the Ivy VIP Small Cap Growth (the Portfolio), which is expected to close in November 2018 (the Reorganization), the Portfolio will begin offering Class I shares upon the closing of the Reorganization. Therefore, the prospectus of the Portfolio is amended as follows:
I. In the Portfolio Summary, the table in the “Fees and Expenses” section of the prospectus is replaced with the following: Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy VIP Small Cap Growth - USD ($)	Class I	Class II
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy VIP Small Cap Growth		Class I [1]	Class II
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.07%	0.07%
Total Annual Portfolio Operating Expenses		0.92%	1.17%
Fee Waiver and/or Expense Reimbursement	[2],[3]	0.03%	0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	0.89%	1.14%
[1]	Class I shares of the Portfolio are new and have been created to be used in connection with an upcoming reorganization of the Ivy VIP Micro Cap Growth into the Portfolio, which is expected to close in November 2018 (the Reorganization). Class I shares of the Portfolio will not be offered until the closing of the Reorganization. Expenses of the Class I shares assume consummation of the Reorganization.
[2]	Through April 30, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient fees to ensure that the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of the Class I shares are at all times equal to the total annual ordinary portfolio operating expenses of the Class II shares less 0.25%, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[3]	Through April 30, 2020, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, Ivy Distributors, Inc. (IDI), the Portfolio’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) for Class II shares at 1.14%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[4]	The Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect the Portfolio’s contractual class waiver.

II. In the Portfolio Summary, the “Example” section of the prospectus is replaced with the following: Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that expenses were capped for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy VIP Small Cap Growth - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	91	287	503	1,126
Class II	116	366	638	1,415

Expense Example, No Redemption - Ivy VIP Small Cap Growth - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	91	287	503	1,126
Class II	116	366	638	1,415

III. In the Portfolio Summary, the “Performance” section of the prospectus is replaced with the following: Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.

No performance information is presented for the Portfolio’s Class I shares because the share class has not been in existence for a full calendar year. Once that Class has a full calendar year of performance, it will be included in the table below.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.14% (the second quarter of 2009) and the lowest quarterly return was -28.33% (the third quarter of 2011). The Class II return for the year through June 30, 2018 was 11.89%.
Average Annual Total Returns as of December 31, 2017
Average Annual Total Returns - Ivy VIP Small Cap Growth	1 Year	5 Years	10 Years
Class II Shares	23.12%	13.46%	6.44%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	24.34%	14.40%	8.69%